Segment information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segment information	Segment information
As indicated in Note B.26., Sanofi has three operating segments: Pharmaceuticals, Consumer Healthcare and Vaccines.
The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Rare Diseases, Multiple Sclerosis, Oncology, Immunology and Rare Blood Disorders) and Primary Care (Diabetes, Cardiovascular and Established Prescription Products), together with research, development and production activities dedicated to the Pharmaceuticals segment. This segment also includes associates whose activities are related to pharmaceuticals, in particular Sanofi's share of Regeneron.
The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for Sanofi's Consumer Healthcare products, together with research, development and production activities dedicated to those products.
The Vaccines segment comprises, for all geographical territories (including certain territories previously included in the Sanofi Pasteur MSD joint venture) the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.
Inter-segment transactions are not material.
The costs of global support functions (Medical Affairs, External Affairs, Finance, Human Resources, Legal Affairs, Information Solutions & Technologies, Sanofi Business Services, etc.) are managed centrally at group-wide level. The costs of those functions are presented within the “Other” category. That category also includes other reconciling items such as retained commitments in respect of divested activities.
D.35.1. Segment results
The table below sets forth Sanofi’s net sales for the years ended December 31, 2019, 2018 and 2017:

(€ million)		Europe	United States	Other countries	2019	Europe	United States	Other countries	2018	Europe	United States	Other countries	2017

Pharmaceuticals		6,724	8,937	10,047	25,708	7,303	7,897	9,485	24,685	7,485	8,152	9,536	25,173
Primary care		4,552	3,004	7,721	15,277	5,299	3,510	7,607	16,416	5,620	4,949	7,926	18,495
of which	Lantus®	584	1,149	1,279	3,012	684	1,614	1,267	3,565	760	2,542	1,323	4,625
	Toujeo®	334	289	260	883	290	344	206	840	217	455	144	816
	Praluent®	107	112	39	258	86	154	21	261	46	116	9	171
	Multaq®	40	295	12	347	43	296	11	350	42	286	11	339
	Lovenox®	709	33	617	1,359	870	38	557	1,465	951	58	565	1,574
	Plavix®	139	—	1,195	1,334	147	—	1,293	1,440	150	1	1,319	1,470
	Generics	130	152	793	1,075	568	124	798	1,490	751	150	868	1,769
Specialty Care		2,172	5,933	2,326	10,431	2,004	4,387	1,878	8,269	1,865	3,203	1,610	6,678
of which	Aubagio®	412	1,351	116	1,879	385	1,157	105	1,647	387	1,084	96	1,567
	Cerezyme®	246	184	278	708	270	174	267	711	281	177	273	731
	Myozyme®/ Lumizyme®	382	331	205	918	374	284	182	840	352	262	175	789
	Fabrazyme®	184	410	219	813	175	383	197	755	163	369	190	722
	Eloctate®	—	517	167	684	—	500	108	608	—	—	—	—
	Jevtana®	168	212	104	484	158	179	85	422	148	159	79	386
	Dupixent®	200	1,669	205	2,074	75	660	53	788	2	216	1	219
Consumer Healthcare		1,311	1,086	2,290	4,687	1,403	1,066	2,191	4,660	1,410	1,133	2,255	4,798
of which	Allergy, Cough & Cold	324	323	532	1,179	347	303	474	1,124	350	367	488	1,205
	Pain	499	185	575	1,259	521	165	568	1,254	513	167	581	1,261
	Digestive	307	157	540	1,004	314	195	477	986	307	188	459	954
	Nutritionals	121	38	498	657	125	37	513	675	118	40	527	685
Vaccines		817	2,733	2,181	5,731	728	2,577	1,813	5,118	630	2,570	1,901	5,101
of which	Polio/Pertussis/ Hib Vaccines	299	380	1,267	1,946	296	397	1,056	1,749	300	435	1,092	1,827
	Influenza Vaccines	218	1,289	384	1,891	177	1,233	298	1,708	113	1,128	348	1,589
Total net sales		8,852	12,756	14,518	36,126	9,434	11,540	13,489	34,463	9,525	11,855	13,692	35,072
Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of each operating segment and to allocate resources.
Business operating income is derived from Operating income, adjusted as follows:

▪	the amounts reported in the line items Restructuring costs and similar items, Fair value remeasurement of contingent consideration and Other gains and losses, and litigation are eliminated;

▪	amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;

▪	the share of profits/losses from investments accounted for using the equity method is added;

▪	net income attributable to non-controlling interests is deducted;

▪
other acquisition-related effects (primarily the workdown of acquired inventories remeasured at fair value at the acquisition date, and the impact of acquisitions on investments accounted for using the equity method) are eliminated;

▪	restructuring costs relating to investments accounted for using the equity method are eliminated;

▪
depreciation expense on right-of-use assets (IFRS 16) is eliminated, and rental expense (IAS 17) is deducted. Because Sanofi has elected first-time application of IFRS 16 using the simplified retrospective method, this adjustment ensures comparability of segment results between December 31, 2019 and comparative periods.

The table below sets forth Sanofi’s segment results for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,708	4,687	5,731	—	36,126
Other revenues	229	1	1,275	—	1,505
Cost of sales	(6,745)	(1,582)	(3,380)	(267)	(11,974)
Research and development expenses	(4,622)	(148)	(653)	(599)	(6,022)
Selling and general expenses	(5,375)	(1,563)	(786)	(2,156)	(9,880)
Other operating income and expenses	(633)	192	(1)	60	(382)
Share of profit/(loss) from investments accounted for using the equity method	428	(17)	9	—	420
Net income attributable to non-controlling interests	(21)	(14)	—	—	(35)
Business operating income	8,969	1,556	2,195	(2,962)	9,758

	December 31, 2018
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	24,685	4,660	5,118	—	34,463
Other revenues	252	—	962	—	1,214
Cost of sales	(6,738)	(1,539)	(2,854)	(190)	(11,321)
Research and development expenses	(4,572)	(143)	(555)	(624)	(5,894)
Selling and general expenses	(5,431)	(1,534)	(710)	(2,156)	(9,831)
Other operating income and expenses	(37)	101	(4)	(124)	(64)
Share of profit/(loss) from investments accounted for using the equity method	425	1	(3)	—	423
Net income attributable to non-controlling interests	(96)	(10)	—	—	(106)
Business operating income	8,488	1,536	1,954	(3,094)	8,884

	December 31, 2017(a)
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,173	4,798	5,101	—	35,072
Other revenues	287	—	862	—	1,149
Cost of sales	(6,766)	(1,612)	(2,798)	(271)	(11,447)
Research and development expenses	(4,056)	(123)	(557)	(736)	(5,472)
Selling and general expenses	(5,649)	(1,645)	(728)	(2,050)	(10,072)
Other operating income and expenses	34	94	(107)	(17)	4
Share of profit/(loss) from investments accounted for using the equity method	212	1	1	—	214
Net income attributable to non-controlling interests	(110)	(15)	—	—	(125)
Business operating income	9,125	1,498	1,774	(3,074)	9,323

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method:

(€ million)	2019	2018	2017	(a)
Business operating income	9,758	8,884	9,323
Share of profit/(loss) from investments accounted for using the equity method(b)	(420)	(423)	(214)
Net income attributable to non-controlling interests(c)	35	106	125
Amortization and impairment of intangible assets	(5,750)	(2,888)	(2,159)
Fair value remeasurement of contingent consideration	238	117	(159)
Expenses arising from the impact of acquisitions on inventories(d)	(3)	(114)	(166)
Restructuring costs and similar items	(1,062)	(1,480)	(731)
Other expenses related to business combinations	—	(28)	—
Other gains and losses, and litigation(e)	327	502	(215)
IFRS 16 adjustment (excluding interest expense on lease liabilities)	2	—	—
Operating income	3,125	4,676	5,804
Financial expenses	(444)	(435)	(420)
Financial income	141	164	147
Income before tax and investments accounted for using the equity method	2,822	4,405	5,531

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

(b)	Excluding restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method.

(c)	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.

(d)	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.

(e)	For 2019, this line mainly comprises a gain arising on settlement of litigation.
For 2018, this includes the gain of €510 million arising on the divestment of the European Generics business.

For 2017, this line includes an adjustment to provisions for vendor’s liability guarantees relating to past divestments.

D.35.2. Other segment information
The tables below show the split by operating segment of (i) the carrying amount of investments accounted for using the equity method, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.
The principal investments accounted for using the equity method are: for the Pharmaceuticals segment, Regeneron Pharmaceuticals, Inc., the entities majority owned by BMS up to and including 2018 (see Note C.2.), and Infraserv GmbH & Co. Höchst KG.
Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2019
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method	3,547	4	40	3,591
Acquisitions of property, plant and equipment	851	10	462	1,323
Acquisitions of other intangible assets	321	51	121	493

	2018
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method	3,352	20	30	3,402
Acquisitions of property, plant and equipment	1,046	5	364	1,415
Acquisitions of other intangible assets	434	7	121	562

(€ million)	2017
	Pharmaceuticals	Consumer Healthcare	Vaccines	Total
Investments accounted for using the equity method(a)	2,815	19	13	2,847
Acquisitions of property, plant and equipment	1,033	9	346	1,388
Acquisitions of other intangible assets	367	9	192	568

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

D.35.3. Information by geographical region
The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8 , the non-current assets reported below exclude financial instruments, deferred tax assets, pre-funded pension obligations, and right-of-use assets as determined under IFRS 16.

	2019
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	36,126	8,852	2,261	13,370	12,756	13,904
Non-current assets:
▪ property, plant and equipment owned	9,717	5,824	3,141	2,862	2,264	1,031
▪ goodwill	44,519	—	—	—	—	—
▪ other intangible assets	16,572	6,941	—	7,825	—	1,806

	2018
(€ million)	Total	Europe	of which France	North America	of which United States	Other countries
Net sales	34,463	9,434	2,319	12,193	11,540	12,836
Non-current assets:
▪ property, plant and equipment owned	9,651	5,871	3,163	2,719	2,238	1,061
▪ goodwill	44,235	—	—	—	—	—
▪ other intangible assets	21,889	8,058	—	11,190	—	2,641

(€ million)	2017
	Total	Europe	of which France	North America	of which United States	Other countries
Net sales(a)	35,072	9,525	2,330	12,460	11,855	13,087
Non-current assets:
▪ property, plant and equipment owned	9,579	5,969	3,180	2,560	2,142	1,050
▪ goodwill	40,264	—	—	—	—	—
▪ other intangible assets	13,080	6,171	—	5,210	—	1,699

(a)	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).

As stated in Note D.5., goodwill is not allocated by geographical region.